TRADE ACCOUNTS AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 187,958	¥ 186,341
Bills payable	11,834	6,416
Trade accounts payable and bills payable measured at amortized cost	199,792	192,757
Sinopec Group Company and fellow subsidiaries
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	11,370	9,142
Associates and joint ventures
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	10,108	6,381
Third parties
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 166,480	¥ 170,818